Average Annual Total Returns - Class A - Thrivent Large Cap Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500 Value Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Value Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Value Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	(0.40%)	9.05%	9.13%	(1.83%)	7.80%	8.15%	0.77%	6.99%	7.32%	2.80%	9.74%	10.50%	1.36%	10.52%	10.74%